Derivative Instruments - Foreign Currency Forward Contracts (Details) $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 NOK (kr)	Dec. 31, 2018 EUR (€)
Foreign currency forward contracts
Derivative [Line Items]
Fair Value / Carrying Amount of Asset/(Liability) Non-hedge	$ (4,650)
Expected Maturity - 2019	61,786
Expected Maturity - 2020	$ 5,567
Norwegian Krone
Derivative [Line Items]
Notional amount | kr		kr 425,000,000
Average Forward Rate	7.96	7.96	7.96
Norwegian Krone | Foreign currency forward contracts
Derivative [Line Items]
Fair Value / Carrying Amount of Asset/(Liability) Non-hedge	$ (4,588)
Expected Maturity - 2019	47,809
Expected Maturity - 2020	$ 5,567
Euro
Derivative [Line Items]
Notional amount | €			€ 12,000,000
Average Forward Rate	0.86	0.86	0.86
Euro | Foreign currency forward contracts
Derivative [Line Items]
Fair Value / Carrying Amount of Asset/(Liability) Non-hedge	$ (62)
Expected Maturity - 2019	13,977
Expected Maturity - 2020	$ 0